Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents
Note 3 - Cash and Cash Equivalents

	December 31
	2010	2011
	US$ thousands
Cash	2,566	6,461
Cash equivalents *	4,091	5,022
	6,657	11,483

*	Comprised mainly of deposits in banks as at December 31, 2010 and 2011 carrying a weighted average interest of 1.22% and 1.79%, respectively.